Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowances for doubtful accounts receivable current	$ 4,161	$ 3,791	$ 4,224
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common Stock, Shares, Issued	613,758,126	609,768,296	504,274,890
Common Stock, Shares, Outstanding	613,758,126	609,768,296	504,274,890